Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2015	2014
	U.S. Dollars
Cost:
Land	863	863
Building	10,764	10,286
Machinery and equipment	6,260	5,943
Office furniture and equipment	1,225	1,202
Computer equipment and software	4,996	4,602
Automobiles	87	65
Leasehold improvements	1,130	1,057

	25,325	24,018
Less accumulated depreciation	11,794	10,993

	13,531	13,025